Earnings (Loss) Per Share (Details) - Schedule of net earnings (loss) per basic and diluted share (Parentheticals) - $ / shares	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Schedule Of Net Earnings Loss Per Basic And Diluted Share Abstract
Weighted average shares used to compute diluted EPS	39,765,361	9,669,217	18,982,139	9,637,962
Diluted earnings (loss) per share	$ (0.26)	$ (0.36)	$ (1.75)	$ (1.57)